Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Communication Services (10.0%)
*	Facebook Inc. Class A	22,567,821	3,761,830
*	Alphabet Inc. Class C	2,907,670	3,411,598
*	Alphabet Inc. Class A	2,832,176	3,333,160
	Verizon Communications Inc.	39,090,225	2,311,405
	AT&T Inc.	68,914,975	2,161,174
	Walt Disney Co.	16,520,699	1,834,293
	Comcast Corp. Class A	42,728,452	1,708,283
*	Netflix Inc.	4,130,371	1,472,725
*	Charter Communications Inc. Class A	1,641,606	569,490
	Activision Blizzard Inc.	7,226,262	329,012
*	Electronic Arts Inc.	2,834,337	288,054
*	Twitter Inc.	6,891,777	226,602
	CBS Corp. Class B	3,289,149	156,333
	Omnicom Group Inc.	2,116,589	154,490
*	Fox Corp. Class A	3,355,828	123,192
	CenturyLink Inc.	8,995,576	107,857
*	Take-Two Interactive Software Inc.	1,070,549	101,028
	Viacom Inc. Class B	3,346,431	93,934
*	Discovery Communications Inc.	3,410,343	86,691
	Interpublic Group of Cos. Inc.	3,642,271	76,524
*	DISH Network Corp. Class A	2,168,325	68,714
	News Corp. Class A	4,832,070	60,111
*	Fox Corp. Class B	1,547,807	55,535
*	TripAdvisor Inc.	973,869	50,106
*,^ Discovery Communications Inc. Class A		1,485,097	40,127
			22,582,268
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	3,903,410	6,950,997
	Home Depot Inc.	10,685,735	2,050,486
	McDonald's Corp.	7,240,124	1,374,900
	NIKE Inc. Class B	11,908,799	1,002,840
	Starbucks Corp.	11,764,794	874,595
	Lowe's Cos. Inc.	7,577,855	829,548
*	Booking Holdings Inc.	425,822	743,021
	TJX Cos. Inc.	11,707,673	622,965
	General Motors Co.	12,400,780	460,069
	Target Corp.	4,936,959	396,240
	Marriott International Inc. Class A	2,667,114	333,629
	Ross Stores Inc.	3,506,029	326,411
	Ford Motor Co.	36,969,470	324,592
	eBay Inc.	8,135,675	302,159
	Dollar General Corp.	2,487,013	296,701
	Yum! Brands Inc.	2,898,812	289,330
*	O'Reilly Automotive Inc.	741,477	287,916
	VF Corp.	3,069,409	266,762
*	AutoZone Inc.	236,106	241,801
*	Dollar Tree Inc.	2,251,317	236,478
	Hilton Worldwide Holdings Inc.	2,770,473	230,254

	Aptiv plc	2,460,173	195,559
	Carnival Corp.	3,787,818	192,118
	Royal Caribbean Cruises Ltd.	1,622,610	185,984
*	Ulta Beauty Inc.	533,057	185,893
*	Chipotle Mexican Grill Inc. Class A	230,319	163,598
	Best Buy Co. Inc.	2,215,005	157,398
	Genuine Parts Co.	1,380,939	154,707
	Darden Restaurants Inc.	1,168,441	141,931
	DR Horton Inc.	3,216,213	133,087
	Expedia Group Inc.	1,106,003	131,614
	Lennar Corp. Class A	2,668,146	130,979
	MGM Resorts International	4,825,338	123,818
	Advance Auto Parts Inc.	677,987	115,617
*	Norwegian Cruise Line Holdings Ltd.	2,059,670	113,199
*	CarMax Inc.	1,609,614	112,351
	Tractor Supply Co.	1,147,588	112,188
	Wynn Resorts Ltd.	916,701	109,381
	Tiffany & Co.	1,026,118	108,307
	Kohl's Corp.	1,561,804	107,405
	Garmin Ltd.	1,147,635	99,098
	Hasbro Inc.	1,094,645	93,067
	Tapestry Inc.	2,744,092	89,156
	PVH Corp.	716,648	87,395
*	LKQ Corp.	2,977,295	84,496
	Whirlpool Corp.	600,906	79,854
	BorgWarner Inc.	1,962,011	75,361
*	Mohawk Industries Inc.	581,655	73,376
	Macy's Inc.	2,908,645	69,895
	PulteGroup Inc.	2,411,154	67,416
*	Capri Holdings Ltd.	1,442,947	66,015
	Foot Locker Inc.	1,066,990	64,660
	Ralph Lauren Corp. Class A	498,521	64,648
	Hanesbrands Inc.	3,413,775	61,038
	L Brands Inc.	2,159,684	59,564
	Newell Brands Inc.	3,672,428	56,335
	Harley-Davidson Inc.	1,512,298	53,929
	Gap Inc.	2,015,913	52,777
	Leggett & Platt Inc.	1,241,030	52,396
	H&R Block Inc.	1,941,356	46,476
	Nordstrom Inc.	1,016,298	45,103
*,^ Mattel Inc.		3,270,233	42,513
*	Under Armour Inc. Class A	1,784,482	37,724
*	Under Armour Inc. Class C	1,812,728	34,206
	Lennar Corp. Class B	46,974	1,838
			22,675,164
Consumer Staples (7.3%)
	Procter & Gamble Co.	23,665,487	2,462,394
	Coca-Cola Co.	36,401,047	1,705,753
	PepsiCo Inc.	13,288,557	1,628,513
	Walmart Inc.	13,467,367	1,313,472
	Philip Morris International Inc.	14,706,296	1,299,890
	Altria Group Inc.	17,732,725	1,018,390
	Costco Wholesale Corp.	4,167,176	1,009,040
	Mondelez International Inc. Class A	13,662,272	682,021
	Colgate-Palmolive Co.	8,151,847	558,728
	Walgreens Boots Alliance Inc.	7,586,586	480,003
	Kimberly-Clark Corp.	3,258,445	403,721

Estee Lauder Cos. Inc. Class A	2,064,800	341,828
Sysco Corp.	4,468,919	298,345
General Mills Inc.	5,645,660	292,163
Constellation Brands Inc. Class A	1,575,630	276,255
Archer-Daniels-Midland Co.	5,298,731	228,534
* Monster Beverage Corp.	3,699,540	201,921
Clorox Co.	1,212,438	194,548
Tyson Foods Inc. Class A	2,793,193	193,931
Kraft Heinz Co.	5,883,348	192,091
Kroger Co.	7,546,372	185,641
McCormick & Co. Inc.	1,159,731	174,690
Church & Dwight Co. Inc.	2,326,615	165,725
Hershey Co.	1,315,442	151,052
Kellogg Co.	2,374,729	136,262
Conagra Brands Inc.	4,593,432	127,422
JM Smucker Co.	1,076,191	125,376
^ Hormel Foods Corp.	2,578,886	115,431
Molson Coors Brewing Co. Class B	1,775,785	105,926
Lamb Weston Holdings Inc.	1,386,206	103,882
Brown-Forman Corp. Class B	1,573,443	83,046
^ Campbell Soup Co.	1,822,635	69,497
^ Coty Inc. Class A	4,279,901	49,219
		16,374,710
Energy (5.4%)
Exxon Mobil Corp.	40,083,015	3,238,708
Chevron Corp.	17,974,993	2,214,160
ConocoPhillips	10,731,729	716,236
Schlumberger Ltd.	13,112,229	571,300
EOG Resources Inc.	5,487,562	522,306
Occidental Petroleum Corp.	7,090,898	469,417
Marathon Petroleum Corp.	6,372,705	381,406
Phillips 66	3,968,790	377,710
Kinder Morgan Inc.	18,416,471	368,514
Valero Energy Corp.	3,950,768	335,144
Williams Cos. Inc.	11,456,220	329,023
ONEOK Inc.	3,893,977	271,955
Pioneer Natural Resources Co.	1,592,902	242,567
Halliburton Co.	8,255,268	241,879
Anadarko Petroleum Corp.	4,726,213	214,948
Concho Resources Inc.	1,897,645	210,563
Diamondback Energy Inc.	1,461,934	148,430
Hess Corp.	2,408,245	145,049
Baker Hughes a GE Co. Class A	4,856,991	134,636
Devon Energy Corp.	4,146,453	130,862
Marathon Oil Corp.	7,743,417	129,392
Apache Corp.	3,551,369	123,090
Noble Energy Inc.	4,576,193	113,169
Cabot Oil & Gas Corp.	4,006,247	104,563
National Oilwell Varco Inc.	3,628,919	96,674
TechnipFMC plc	4,025,686	94,684
HollyFrontier Corp.	1,486,408	73,235
Cimarex Energy Co.	959,401	67,062
Helmerich & Payne Inc.	1,033,200	57,405
		12,124,087
Financials (12.6%)
* Berkshire Hathaway Inc. Class B	18,321,994	3,680,705

JPMorgan Chase & Co.	30,975,105	3,135,610
Bank of America Corp.	84,978,337	2,344,552
Wells Fargo & Co.	38,734,833	1,871,667
Citigroup Inc.	22,246,180	1,384,157
American Express Co.	6,542,356	715,079
US Bancorp	14,233,466	685,911
Goldman Sachs Group Inc.	3,240,136	622,074
Chubb Ltd.	4,336,705	607,486
CME Group Inc.	3,384,560	557,031
PNC Financial Services Group Inc.	4,291,352	526,377
Morgan Stanley	12,286,175	518,477
S&P Global Inc.	2,351,740	495,159
BlackRock Inc.	1,151,160	491,971
Charles Schwab Corp.	11,222,559	479,877
Marsh & McLennan Cos. Inc.	4,778,316	448,684
Bank of New York Mellon Corp.	8,310,262	419,087
Intercontinental Exchange Inc.	5,378,023	409,483
Progressive Corp.	5,523,772	398,209
Aon plc	2,270,376	387,553
MetLife Inc.	9,056,173	385,521
Capital One Financial Corp.	4,426,519	361,602
Prudential Financial Inc.	3,869,331	355,514
Aflac Inc.	7,097,910	354,895
American International Group Inc.	8,225,775	354,202
Travelers Cos. Inc.	2,491,766	341,771
BB&T Corp.	7,224,537	336,158
Allstate Corp.	3,140,434	295,766
Moody's Corp.	1,572,041	284,681
SunTrust Banks Inc.	4,193,473	248,463
State Street Corp.	3,582,354	235,755
T. Rowe Price Group Inc.	2,235,138	223,782
Discover Financial Services	3,106,723	221,074
Willis Towers Watson plc	1,221,293	214,520
M&T Bank Corp.	1,310,417	205,762
Synchrony Financial	6,178,365	197,090
Northern Trust Corp.	2,066,074	186,794
Fifth Third Bancorp	7,281,985	183,652
Hartford Financial Services Group Inc.	3,401,200	169,108
Ameriprise Financial Inc.	1,281,966	164,220
MSCI Inc. Class A	797,814	158,637
KeyCorp	9,544,319	150,323
Citizens Financial Group Inc.	4,355,715	141,561
Regions Financial Corp.	9,628,416	136,242
Arthur J Gallagher & Co.	1,741,210	135,988
Huntington Bancshares Inc.	9,903,183	125,572
Loews Corp.	2,592,142	124,241
Cincinnati Financial Corp.	1,433,426	123,131
Principal Financial Group Inc.	2,448,410	122,886
First Republic Bank	1,184,031	118,948
Lincoln National Corp.	1,932,974	113,466
* SVB Financial Group	497,970	110,729
Comerica Inc.	1,503,975	110,271
E*TRADE Financial Corp.	2,329,730	108,169
Cboe Global Markets Inc.	1,060,720	101,235
Raymond James Financial Inc.	1,201,068	96,578
Nasdaq Inc.	1,095,662	95,859
Franklin Resources Inc.	2,795,483	92,642

Everest Re Group Ltd.	384,912	83,126
Zions Bancorp NA	1,761,468	79,988
Torchmark Corp.	959,523	78,633
Invesco Ltd.	3,756,794	72,544
Unum Group	2,029,765	68,667
People's United Financial Inc.	3,647,793	59,970
Assurant Inc.	583,364	55,367
Affiliated Managers Group Inc.	493,279	52,835
Jefferies Financial Group Inc.	2,489,637	46,780
* Brighthouse Financial Inc.	1,104,520	40,083
* Berkshire Hathaway Inc. Class A	51	15,362
* BSB Bancorp Inc.	34,799	1,143
		28,320,455
Health Care (14.5%)
Johnson & Johnson	25,194,003	3,521,870
UnitedHealth Group Inc.	9,077,559	2,244,517
Pfizer Inc.	52,521,453	2,230,586
Merck & Co. Inc.	24,418,863	2,030,917
Abbott Laboratories	16,615,347	1,328,231
Medtronic plc	12,687,648	1,155,591
AbbVie Inc.	13,954,764	1,124,614
Amgen Inc.	5,886,929	1,118,399
Eli Lilly & Co.	8,170,578	1,060,214
Thermo Fisher Scientific Inc.	3,808,471	1,042,455
Danaher Corp.	5,943,879	784,711
Gilead Sciences Inc.	12,066,769	784,461
Bristol-Myers Squibb Co.	15,445,672	736,913
Anthem Inc.	2,431,446	697,776
CVS Health Corp.	12,270,975	661,774
Becton Dickinson and Co.	2,545,379	635,657
* Celgene Corp.	6,644,559	626,848
* Intuitive Surgical Inc.	1,083,076	617,981
Cigna Corp.	3,595,500	578,228
Stryker Corp.	2,926,174	577,978
* Boston Scientific Corp.	13,111,494	503,219
Zoetis Inc.	4,529,267	455,961
* Vertex Pharmaceuticals Inc.	2,418,612	444,904
* Biogen Inc.	1,860,948	439,891
Allergan plc	2,957,881	433,063
* Illumina Inc.	1,390,716	432,082
* Edwards Lifesciences Corp.	1,965,553	376,069
Baxter International Inc.	4,509,414	366,660
Humana Inc.	1,282,556	341,160
HCA Healthcare Inc.	2,526,406	329,393
* Regeneron Pharmaceuticals Inc.	741,498	304,474
* Alexion Pharmaceuticals Inc.	2,114,071	285,780
Zimmer Biomet Holdings Inc.	1,934,062	246,980
Agilent Technologies Inc.	3,004,867	241,531
* IQVIA Holdings Inc.	1,496,972	215,339
McKesson Corp.	1,814,760	212,436
* Centene Corp.	3,908,810	207,558
* Align Technology Inc.	688,581	195,784
* IDEXX Laboratories Inc.	813,545	181,909
* Cerner Corp.	3,068,161	175,529
* Waters Corp.	676,416	170,261
* Mettler-Toledo International Inc.	234,513	169,553
* Incyte Corp.	1,680,734	144,560

* Laboratory Corp. of America Holdings	932,826	142,704
ResMed Inc.	1,355,742	140,956
* Mylan NV	4,878,167	138,247
Cooper Cos. Inc.	466,775	138,245
Cardinal Health Inc.	2,819,474	135,758
Teleflex Inc.	435,371	131,552
* WellCare Health Plans Inc.	472,881	127,560
* Hologic Inc.	2,533,591	122,626
* ABIOMED Inc.	426,566	121,823
* Varian Medical Systems Inc.	858,660	121,689
AmerisourceBergen Corp. Class A	1,478,001	117,531
Quest Diagnostics Inc.	1,270,035	114,201
Universal Health Services Inc. Class B	790,087	105,690
Dentsply Sirona Inc.	2,105,955	104,434
PerkinElmer Inc.	1,048,255	101,010
* Henry Schein Inc.	1,432,484	86,107
* DaVita Inc.	1,195,526	64,905
Perrigo Co. plc	1,181,049	56,879
* Nektar Therapeutics Class A	1,650,582	55,460
		32,561,194
Industrials (9.4%)
Boeing Co.	4,970,765	1,895,949
Union Pacific Corp.	6,838,658	1,143,424
3M Co.	5,447,249	1,131,829
Honeywell International Inc.	6,897,195	1,096,102
United Technologies Corp.	7,668,409	988,381
General Electric Co.	82,353,059	822,707
Caterpillar Inc.	5,444,931	737,734
United Parcel Service Inc. Class B	6,584,250	735,724
Lockheed Martin Corp.	2,325,603	698,053
CSX Corp.	7,330,328	548,455
Raytheon Co.	2,670,057	486,164
Deere & Co.	3,013,128	481,618
Norfolk Southern Corp.	2,530,187	472,867
General Dynamics Corp.	2,563,222	433,902
Northrop Grumman Corp.	1,605,827	432,931
FedEx Corp.	2,272,050	412,173
Illinois Tool Works Inc.	2,855,786	409,891
Emerson Electric Co.	5,814,722	398,134
Waste Management Inc.	3,688,327	383,254
Roper Technologies Inc.	980,117	335,171
Eaton Corp. plc	4,007,549	322,848
Johnson Controls International plc	8,634,267	318,950
Delta Air Lines Inc.	5,845,025	301,895
Ingersoll-Rand plc	2,291,050	247,319
Southwest Airlines Co.	4,705,721	244,274
Fortive Corp.	2,785,845	233,704
PACCAR Inc.	3,280,281	223,518
Cummins Inc.	1,369,455	216,196
Parker-Hannifin Corp.	1,223,867	210,040
* TransDigm Group Inc.	460,346	208,992
Verisk Analytics Inc. Class A	1,546,792	205,723
Rockwell Automation Inc.	1,130,941	198,435
Stanley Black & Decker Inc.	1,431,836	194,973
* IHS Markit Ltd.	3,438,261	186,973
AMETEK Inc.	2,148,500	178,261
Harris Corp.	1,115,872	178,216

Fastenal Co.	2,707,632	174,128
* United Continental Holdings Inc.	2,119,851	169,122
Republic Services Inc. Class A	2,038,171	163,828
Cintas Corp.	801,251	161,941
L3 Technologies Inc.	750,445	154,869
Equifax Inc.	1,141,876	135,312
Xylem Inc.	1,698,503	134,250
Dover Corp.	1,371,141	128,613
WW Grainger Inc.	426,664	128,396
Expeditors International of Washington Inc.	1,623,922	123,256
American Airlines Group Inc.	3,780,553	120,070
* Copart Inc.	1,899,575	115,095
CH Robinson Worldwide Inc.	1,294,477	112,607
Textron Inc.	2,219,815	112,456
Kansas City Southern	954,851	110,744
Masco Corp.	2,786,999	109,557
Wabtec Corp.	1,320,982	97,383
* United Rentals Inc.	753,171	86,050
Jacobs Engineering Group Inc.	1,109,042	83,389
JB Hunt Transport Services Inc.	823,010	83,363
Snap-on Inc.	526,289	82,375
Huntington Ingalls Industries Inc.	392,960	81,421
Allegion plc	893,901	81,086
Nielsen Holdings plc	3,363,410	79,612
Arconic Inc.	4,083,550	78,037
Robert Half International Inc.	1,126,635	73,411
AO Smith Corp.	1,341,478	71,528
Pentair plc	1,490,404	66,338
Alaska Air Group Inc.	1,164,901	65,374
Fortune Brands Home & Security Inc.	1,330,630	63,351
Rollins Inc.	1,394,434	58,036
Flowserve Corp.	1,236,410	55,812
Quanta Services Inc.	1,334,078	50,348
Fluor Corp.	1,320,786	48,605
		21,174,543
Information Technology (21.1%)
Microsoft Corp.	72,581,228	8,560,230
Apple Inc.	42,377,520	8,049,610
Visa Inc. Class A	16,557,163	2,586,063
Intel Corp.	42,542,829	2,284,550
Cisco Systems Inc.	41,644,387	2,248,380
Mastercard Inc. Class A	8,539,500	2,010,625
Oracle Corp.	24,106,028	1,294,735
* Adobe Inc.	4,614,074	1,229,605
International Business Machines Corp.	8,418,441	1,187,842
* PayPal Holdings Inc.	11,098,910	1,152,511
* salesforce.com Inc.	7,237,161	1,146,149
Broadcom Inc.	3,747,290	1,126,848
Accenture plc Class A	6,030,413	1,061,473
NVIDIA Corp.	5,733,004	1,029,418
Texas Instruments Inc.	8,878,255	941,716
Automatic Data Processing Inc.	4,121,107	658,306
QUALCOMM Inc.	11,449,871	652,986
Intuit Inc.	2,450,894	640,688
* Micron Technology Inc.	10,605,579	438,329
Cognizant Technology Solutions Corp. Class A	5,440,748	394,182
Analog Devices Inc.	3,484,277	366,790

Applied Materials Inc.	8,981,710	356,215
Fidelity National Information Services Inc.	3,055,098	345,532
* Fiserv Inc.	3,704,698	327,051
* Autodesk Inc.	2,071,926	322,847
* Red Hat Inc.	1,672,224	305,515
Xilinx Inc.	2,394,959	303,657
HP Inc.	14,508,414	281,898
Amphenol Corp. Class A	2,820,030	266,324
TE Connectivity Ltd.	3,205,795	258,868
Lam Research Corp.	1,443,593	258,418
Corning Inc.	7,443,188	246,370
Paychex Inc.	3,023,319	242,470
Motorola Solutions Inc.	1,550,318	217,696
* Advanced Micro Devices Inc.	8,334,581	212,698
Global Payments Inc.	1,490,944	203,544
Hewlett Packard Enterprise Co.	13,026,220	200,995
* FleetCor Technologies Inc.	812,229	200,288
KLA-Tencor Corp.	1,562,842	186,619
^ Microchip Technology Inc.	2,241,698	185,971
* VeriSign Inc.	996,611	180,945
* Cadence Design Systems Inc.	2,652,272	168,446
DXC Technology Co.	2,537,822	163,207
* Synopsys Inc.	1,416,111	163,065
NetApp Inc.	2,336,826	162,036
* Arista Networks Inc.	494,350	155,453
* Keysight Technologies Inc.	1,776,336	154,896
Total System Services Inc.	1,539,959	146,311
* ANSYS Inc.	792,500	144,798
Symantec Corp.	6,046,539	139,010
Maxim Integrated Products Inc.	2,586,938	137,547
Skyworks Solutions Inc.	1,646,437	135,798
Western Digital Corp.	2,751,625	132,243
* Gartner Inc.	848,683	128,728
Citrix Systems Inc.	1,183,764	117,974
Seagate Technology plc	2,426,070	116,184
* Fortinet Inc.	1,371,975	115,205
Broadridge Financial Solutions Inc.	1,094,291	113,467
* Akamai Technologies Inc.	1,544,485	110,755
Jack Henry & Associates Inc.	730,347	101,328
* F5 Networks Inc.	562,469	88,268
Juniper Networks Inc.	3,292,203	87,145
* Qorvo Inc.	1,161,767	83,334
Western Union Co.	4,124,425	76,178
Alliance Data Systems Corp.	430,501	75,329
FLIR Systems Inc.	1,279,996	60,902
Xerox Corp.	1,888,128	60,382
* IPG Photonics Corp.	335,891	50,982
		47,353,928
Materials (2.6%)
DowDuPont Inc.	21,330,777	1,137,144
Linde plc	5,213,111	917,143
Ecolab Inc.	2,396,232	423,031
Air Products & Chemicals Inc.	2,077,739	396,765
Sherwin-Williams Co.	771,883	332,458
PPG Industries Inc.	2,231,643	251,885
LyondellBasell Industries NV Class A	2,879,333	242,094
Ball Corp.	3,162,854	183,003

Newmont Mining Corp.	5,038,603	180,231
Freeport-McMoRan Inc.	13,708,519	176,703
International Paper Co.	3,786,422	175,198
Nucor Corp.	2,889,316	168,591
Vulcan Materials Co.	1,247,154	147,663
* International Flavors & Fragrances Inc.	958,299	123,419
Celanese Corp. Class A	1,211,703	119,486
Martin Marietta Materials Inc.	590,746	118,846
Eastman Chemical Co.	1,322,667	100,364
FMC Corp.	1,274,221	97,886
Westrock Co.	2,417,000	92,692
Mosaic Co.	3,355,663	91,643
Avery Dennison Corp.	794,818	89,814
Packaging Corp. of America	894,033	88,849
CF Industries Holdings Inc.	2,109,011	86,216
Albemarle Corp.	1,000,483	82,020
Sealed Air Corp.	1,470,076	67,712
		5,890,856
Real Estate (3.1%)
American Tower Corp.	4,173,270	822,385
Simon Property Group Inc.	2,922,866	532,575
Crown Castle International Corp.	3,931,377	503,216
Prologis Inc.	5,963,341	429,062
Equinix Inc.	788,246	357,202
Public Storage	1,419,731	309,189
Welltower Inc.	3,655,087	283,635
Equity Residential	3,499,615	263,591
AvalonBay Communities Inc.	1,310,305	263,018
Digital Realty Trust Inc.	1,966,138	233,970
Ventas Inc.	3,369,713	215,021
* SBA Communications Corp. Class A	1,065,082	212,654
Realty Income Corp.	2,873,876	211,402
Boston Properties Inc.	1,461,700	195,692
Weyerhaeuser Co.	7,061,934	186,011
Essex Property Trust Inc.	621,417	179,739
Alexandria Real Estate Equities Inc.	1,066,535	152,045
* CBRE Group Inc. Class A	2,954,457	146,098
HCP Inc.	4,520,036	141,477
Host Hotels & Resorts Inc.	7,005,272	132,400
Extra Space Storage Inc.	1,204,185	122,718
UDR Inc.	2,606,843	118,507
Mid-America Apartment Communities Inc.	1,077,287	117,780
Vornado Realty Trust	1,640,473	110,634
Regency Centers Corp.	1,584,139	106,914
Duke Realty Corp.	3,399,644	103,961
Federal Realty Investment Trust	703,484	96,975
Iron Mountain Inc.	2,709,907	96,093
Apartment Investment & Management Co.	1,479,809	74,420
Kimco Realty Corp.	3,987,003	73,760
SL Green Realty Corp.	791,478	71,170
Macerich Co.	1,001,218	43,403
		6,906,717
Utilities (3.3%)
NextEra Energy Inc.	4,523,463	874,476
Duke Energy Corp.	6,877,487	618,974
Dominion Energy Inc.	7,561,754	579,684

	Southern Co.			9,787,254	505,805
	Exelon Corp.			9,173,469	459,866
	American Electric Power Co. Inc.			4,666,468	390,817
	Sempra Energy			2,592,497	326,292
	Public Service Enterprise Group Inc.			4,781,554	284,072
	Xcel Energy Inc.			4,864,629	273,441
	Consolidated Edison Inc.			3,037,595	257,618
	WEC Energy Group Inc.			2,983,901	235,967
	PPL Corp.			6,820,512	216,483
	DTE Energy Co.			1,720,844	214,658
	Eversource Energy			2,998,676	212,756
	FirstEnergy Corp.			4,764,715	198,260
	Edison International			3,082,286	190,855
	American Water Works Co. Inc.			1,709,763	178,260
	Entergy Corp.			1,793,856	171,546
	Ameren Corp.			2,313,941	170,190
	CMS Energy Corp.			2,681,236	148,916
	CenterPoint Energy Inc.			4,741,542	145,565
	Evergy Inc.			2,408,934	139,839
	Atmos Energy Corp.			1,106,211	113,862
	AES Corp.			6,264,861	113,269
	NRG Energy Inc.			2,658,038	112,913
	Alliant Energy Corp.			2,234,115	105,294
	Pinnacle West Capital Corp.			1,061,297	101,439
	NiSource Inc.			3,524,844	101,022
					7,442,139
Total Common Stocks (Cost $120,388,592)					223,406,061
		Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund		2.554%		12,303,599	1,230,606

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.412%	4/11/19	40,000	39,973
4	United States Treasury Bill	2.480%	5/9/19	6,000	5,985
4	United States Treasury Bill	2.397%	6/13/19	7,000	6,966
					52,924
Total Temporary Cash Investments (Cost $1,283,415)					1,283,530
Total Investments (100.0%) (Cost $121,672,007)					224,689,591
Other Assets and Liabilities-Net (0.0%)3,4,5					29,748
Net Assets (100%)					224,719,339

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $197,022,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $203,993,000 of collateral received for securities on loan.
4 Securities with a value of $52,924,000 and cash of $839,000 have been segregated as initial margin for open futures contracts.

5 Cash of $1,130,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2019	8,914	1,264,807	17,401

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
First Republic Bank	2/4/20	GSI	38,835	(3.112%)	—	(1,196)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Institutional Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

Institutional Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	223,406,061	—	—
Temporary Cash Investments	1,230,606	52,924	—
Futures Contracts—Assets[1]	7,488	—	—
Swap Contracts—Liabilities	—	(1,196)	—
Total	224,644,155	51,728	—
1 Represents variation margin on the last day of the reporting period.